Document And Entity Information	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	S-1
Entity Registrant Name	CAPSTONE HOLDING CORP.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	86-0585310
Entity Address, Address Line One	18400 76th Avenue
Entity Address, City or Town	Tinley Park
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60477
City Area Code	708
Local Phone Number	371-0660
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0000887151
Amendment Flag	false